The Beehive ETF
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS - 99.2%	Shares	Value
Banking - 3.2%
JPMorgan Chase & Co.	20,940	$5,136,582

Consumer Discretionary Products - 0.6%
Aptiv PLC(a)	15,064	896,308

Consumer Discretionary Services - 2.7%
Restaurant Brands International, Inc.	64,390	4,290,950

Consumer Staple Products - 5.5%
Mondelez International, Inc. - Class A	88,659	6,015,513
Pernod Ricard SA	149,054	2,951,269
		8,966,782

Financial Services - 10.5%
Fidelity National Information Services, Inc.	49,852	3,722,948
Fiserv, Inc.(a)	25,187	5,562,045
Intercontinental Exchange, Inc.	44,978	7,758,705
		17,043,698

Health Care - 10.7%
Abbott Laboratories	23,926	3,173,784
Danaher Corp.	15,610	3,200,050
Elevance Health, Inc.	8,466	3,682,371
Illumina, Inc.(a)	38,834	3,081,090
Thermo Fisher Scientific, Inc.	8,294	4,127,094
		17,264,389

Industrial Products - 7.4%
Airbus SE - ADR	125,661	5,540,394
Fortive Corp.	44,962	3,290,319
nVent Electric PLC	61,370	3,217,015
		12,047,728

Industrial Services - 1.5%
Canadian Pacific Kansas City Ltd.	34,272	2,406,237

Insurance - 9.6%
Aon PLC - Class A	16,062	6,410,183
Berkshire Hathaway, Inc. - Class B(a)	5,055	2,692,192
Chubb Ltd.	21,424	6,469,834
		15,572,209

Materials - 6.0%

Berry Global Group, Inc.	47,606	$3,323,375
Crown Holdings, Inc.	29,737	2,654,325
Franco-Nevada Corp.	23,224	3,659,173
		9,636,873

Media - 11.4%
Alphabet, Inc. - Class A	51,318	7,935,815
Alphabet, Inc. - Class C	21,346	3,334,886
Comcast Corp. - Class A	102,841	3,794,833
Take-Two Interactive Software, Inc.(a)	16,436	3,406,361
		18,471,895

Real Estate - 2.8%
Prologis, Inc. - REIT	41,126	4,597,475

Retail & Wholesale - Discretionary - 2.7%
Amazon.com, Inc.(a)	22,633	4,306,155

Software & Tech Services - 15.3%
Adobe, Inc.(a)	11,214	4,300,905
Microsoft Corp.	40,109	15,056,518
Oracle Corp.	39,096	5,466,012
		24,823,435

Tech Hardware & Semiconductors - 9.3%
Analog Devices Inc	19,218	3,875,694
Apple, Inc.	39,292	8,727,932
NVIDIA Corp.	23,060	2,499,243
		15,102,869

TOTAL COMMON STOCKS (Cost $85,000,386)		160,563,585

SHORT-TERM INVESTMENTS – 0.8%
Money Market Funds – 0.8%
First American Government Obligations Fund – Class X, 4.27%(b)		1,204,137
TOTAL SHORT-TERM INVESTMENTS (Cost $1,204,137)		1,204,137

TOTAL INVESTMENTS - 100.0% ($86,204,523)		$161,767,722
Other Assets in Excess of Liabilities - 0.0%(c)		61,960
TOTAL NET ASSETS - 100.0%		$161,829,682

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.